Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

25. SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the CEO of the Group. The Group reports its financial results in two operating segments: (1) Hotel Business, which consists of leased-and-operated hotels and franchised-and-managed hotels operating under the hotel related brand, and (2) Restaurant Business, which consists of leased-and-operated restaurants and franchised-and-managed restaurants operating under the brands of Da Niang and Bellagio. The reportable segments align with the manner in which the CODM currently receives and uses financial information to allocate resource and evaluate the performance of the segments.

The Group derives the results of the segments directly from its internal management reporting system. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in the consolidated financial statements. Inter-segment sales are accounted for as if the sales were to third parties, that is, at current market prices. The CODM compares actual segment income (loss) from operations and segment net income (loss) with historical results on a regular basis when assessing the operating results and making resource decisions to improve profitability, and to develop strategic initiatives and capital allocation priorities

The Group’s CODM does not evaluate its operating segments using discrete asset information. There is no asset information that is supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM.

The following tables provide information about reported segment revenues, and measures of a segment’s profit or loss, together with relevant reconciliations and other required disclosures:

	Years Ended December 31, 2023
	Hotel business	Restaurant business	Consolidated
	RMB	RMB	RMB
Revenue from external customers	1,191,906,073	435,351,616	1,627,257,689
Intersegment revenue	-	6,284,350	6,284,350
	1,191,906,073	441,635,966	1,633,542,039
Reconciliation of revenue:
Elimination of intersegment revenues			(6,284,350)
Total revenues			1,627,257,689

Less:
Total operating costs and expenses *	(881,148,053)	(448,102,058)	(1,329,250,111)
Segment income (loss) from operations	310,758,020	(6,466,092)	304,291,928

Reconciliation of income (loss) from operations:
Other operating income	24,525,333	2,644,568	27,169,901
Elimination of intersegment gross margin			4,187,097
Income from operations			335,648,926

Reconciliation of net (loss) income
Other segment income (expense)**	44,832,395	(109,463)	44,722,932
Income tax benefit (expense)	(113,125,742)	(4,279,739)	(117,405,481)
Share of loss in equity method investments, net of tax	(1,392,002)	-	(1,392,002)
Segment net (loss) income	265,598,004	(8,210,726)	257,387,278
Elimination of intersegment income tax impact			(1,046,774)
Net income			260,527,601

Other segment disclosures
Interest revenue	41,240,610	130,552	41,371,162
Interest expense	(13,706,157)	(347,684)	(14,053,841)
	Years Ended December 31, 2024
	Hotel business	Restaurant business	Consolidated
	RMB	RMB	RMB
Revenue from external customers	1,066,502,811	276,937,385	1,343,440,196
Intersegment revenue	207,413	1,500,428	1,707,841
	1,066,710,224	278,437,813	1,345,148,037
Reconciliation of revenue:
Elimination of intersegment revenues			(1,707,841)
Total revenues			1,343,440,196

Less:
Total operating costs and expenses*	(851,935,422)	(391,435,679)	(1,243,371,101)
Segment income (loss) from operations	214,774,802	(112,997,866)	101,776,936

Reconciliation of income (loss) from operations:
Other operating income	56,818,174	3,329,384	60,147,558
Elimination of intersegment gross margin			-
Income from operations			161,924,494

Reconciliation of net (loss) income
Other segment income (expense) **	39,741,684	71,217	39,812,901
Income tax benefit (expense)	(107,223,277)	18,496,308	(88,726,969)
Share of loss in equity method investments, net of tax	(1,165,474)	-	(1,165,474)
Segment net (loss) income	202,945,909	(91,100,957)	111,844,952
Elimination of intersegment income tax impact			(4,530,600)
Net income			107,314,352

Other segment disclosures
Interest revenue	39,982,179	89,889	40,072,068
Interest expense	(6,310,152)	-	(6,310,152)
	Years Ended December 31, 2025
	Hotel business	Restaurant business	Consolidated	Consolidated
	RMB	RMB	RMB	USD
Revenue from external customers	912,106,439	185,246,954	1,097,353,393	156,919,448
Intersegment revenue	241,982	1,002,001	1,243,983	177,887
	912,348,421	186,248,955	1,098,597,376	157,097,335
Reconciliation of revenue:
Elimination of intersegment revenues			(1,243,983)	(177,887)
Total revenues			1,097,353,393	156,919,448

Less:
Total operating costs and expenses*	(843,889,761)	(275,423,055)	(1,119,312,816)	(160,059,604)
Segment income (loss) from operations	68,458,660	(89,174,100)	(20,715,440)	(2,962,269)

Reconciliation of income (loss) from operations:
Other operating income (loss)	76,874,333	497,391	77,371,724	11,064,009
Elimination of intersegment gross margin			-	-
Income from operations			56,656,284	8,101,740

Reconciliation of net (loss) income
Other segment income (expense) **	149,041,185	(623,833)	148,417,352	21,223,399
Income tax benefit (expense)	(48,997,177)	3,117,155	(45,880,022)	(6,560,756)
Share of income in equity method investments, net of tax	4,163,620	-	4,163,620	595,390
Segment net (loss) income	249,540,621	(86,183,387)	163,357,234	23,359,773
Elimination of intersegment income tax impact			-	-
Net income			163,357,234	23,359,773

Other segment disclosures
Interest revenue	37,684,201	122,774	37,806,975	5,406,326
Interest expense	(7,644,628)	-	(7,644,628)	(1,093,167)

*	Total operating costs and expenses (i.e. the significant segment expenses) include hotel operating costs, selling expenses, general and administrative expenses, other operating expenses, other general expenses and impairment loss of goodwill and intangible asset with indefinite life.

**	Other segment income (expense) includes interest income, interest expense, gains (losses and impairment) on equity securities held, and other income, net.

The following table presents the Group’s revenues disaggregated by segment and by types of products or services.

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Revenue:
Leased-and-operated hotels	490,924,060	437,521,898	381,361,912	54,534,028
Franchised-and-managed hotels	696,321,236	625,072,856	528,472,018	75,570,493
Wholesale and others	4,660,777	4,115,470	2,514,491	359,567
Hotel business subtotal	1,191,906,073	1,066,710,224	912,348,421	130,464,088
Revenue:
Leased-and-operated restaurants	296,890,282	159,118,741	106,812,441	15,273,976
Franchised-and-managed restaurants	8,923,712	10,287,456	5,979,850	855,107
Wholesale and others	135,821,972	109,031,616	73,456,665	10,504,163
Restaurant business subtotal	441,635,966	278,437,813	186,248,956	26,633,246
Inter-segment*	(6,284,350)	(1,707,841)	(1,243,984)	(177,886)
Total revenue	1,627,257,689	1,343,440,196	1,097,353,393	156,919,448

*	The inter segment eliminations mainly consist of labor services related to restaurant staff and prepared meals and frozen foods provided by restaurant business segment to hotel business segment.

The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.